Note 15 - Income Taxes	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of income tax [text block]
15.	Income taxes

a)	Provision for Income Tax

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2022	2021	2020
	$	$	$
Loss before income taxes	(22,577)	(17,289)	(8,277)
Tax rate	27.0%	27.0%	27.0%
Expected tax recovery	(6,095)	(4,668)	(2,235)

Change in statutory rates and foreign exchange rates	29	(288)	35
Permanent differences	383	272	309
Share issuance costs	(67)	(153)	(993)
Change in unrecognized deductible temporary difference	5,750	4,837	2,884
Total income tax expense (recovery)	-	-	-

b)	Deferred Income Tax

The significant components of the Company’s deferred tax assets that have not been included on the consolidated statement of financial position are as follows:

	2022	2021	2020
	$	$	$
Non-capital losses carry-forward	16,968	10,971	6,287
Property and equipment	50	50	50
Share issuance costs	846	1,093	940
	17,864	12,114	7,277
Unrecognized deferred tax asset	(17,864)	(12,114)	(7,277)
Net deferred tax assets	-	-	-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included in the consolidated statements of financial position are as follows:

Type	Amount	Expiry
Non-capital losses carry-forward	$63,756,000	2036-2042
Property and equipment	186,000	N/A
Share issuance costs	3,132,000	2040-2043